As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
April 30, 2022

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Ticker: SMIG

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, SPDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Due to its added focus on cash flows and sector diversification, SPDV’s portfolio remained positioned towards attractively valued companies, and insulated from those with stretched valuations, such as technology and consumer discretionary. As a result, SPDV generated a total return of 4.62% (NAV) and 4.67% (market price), while the underlying index for SPDV generated a total return of 4.83% between November 1, 2021, and April 30th, 2022 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the S&P 500® index, achieved a total return of -9.65%.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Materials, Energy, and Consumer Staples. The worst performing sectors were Consumer Discretionary, Communications Services, and Real Estate.

Individual stocks attributable to SPDV’s return over the same fiscal period were Newmont Corporation (+3,544 bps), Lockheed Martin Corporation (+3,212 bps), and Abbvie, Inc. (+3,131 bps). Stocks dragging down SPDV’s return were Kyndryl Holdings, Inc. (-3,112 bps), Ford Motor Company (-3,047 bps), and Citigroup, Inc. (-2,874 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Through its value-rooted focus, EEMD’s portfolio of quality companies provided strong risk mitigation against broad market declines. Accordingly, EEMD generated a total return of -2.58% (NAV) and -3.73% (market price) during the current fiscal period. This compares to the -2.33% for the underlying Index, and a -13.56% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Top performing sectors attributable to EEMD’s return over the current fiscal period were Energy, Utilities, and Financials. The worst performing sectors included and Consumer Staples, Health Care, and Real Estate.

Individual stocks attributable to EEMD’s return over the same fiscal period were Adaro Energy Indonesia Tbk PT (+10,866 bps), CPFL Energia SA (+5,773 bps), and Petroleo Brasileiro S.A. - Petrobras (+5,065 bps). Stocks dragging down EEMD’s return were X5 Retail Group N.V. (-9,839 bps), Sunac China Holdings, Ltd. (-5,855 bps), and Mobile TeleSystems Public Joint Stock Company (-4,002 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, DMDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Benefiting from its equal weight approach, DMDV’s sector diversity provided better defense against the broad market declines, as the Fund was relatively less exposed to overvalued sectors such as technology. As a result, DMDV generated a total return of -4.57% (NAV) and -5.70% (market price) during the current fiscal period. This compares to the -4.53% for the underlying Index, and an -11.59% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the same current fiscal period.

Top performing sectors attributable to DMDV’s return over the current fiscal period were Energy, Industrials, and Materials. The worst performing sectors included Consumer Discretionary, and Information Technology, and Financials.

Individual stocks attributable to DMDV’s return over the same fiscal period were Fortescue Metals Group, Ltd. (+4,800 bps), AGL Energy, Ltd. (+4,568 bps), and Inpex Corporation (+4,174 bps). Stocks dragging down DMDV’s return were Fortum Oyj (-3,474 bps), Telefonaktiebolaget LM Ericsson (-3,444 bps), and Credit Agricole SA (-2,972 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD is passively managed using a rules-based strategy

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

that is designed to provide exposure to exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years.

By focusing on low duration preferred securities, PFLD was more protected from the impact of rising interest rates on bond prices. PFLD generated a total return of -6.53% (NAV) and -7.21% (market price), while the underlying index for PFLD generated a total return of -6.56% during the current fiscal period. Over the same current fiscal period, the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, achieved a total return of -11.55%.

Top performing industries attributable to PFLD’s return during the current fiscal period were Energy, Retail, and Financial Services. The worst performing industries included Quasi Government, Technology & Electronics, and Banking.

Individual securities attributable to PFLD’s return over the same fiscal period were NGL 9 Perp (+1,170 bps), MTBC 11 Perp (+696 bps), and SPLP 6 02/07/26 (+350 bps). Securities dragging down PFLD’s return were PEI 7.2 Perp (-5,536 bps), PEI 6 7/8th Perp (-5,150 bps), and MHLD 8 1/4th (-4,537 bps).

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) generated a total return of -7.58%/-7.48% (Market/NAV) versus the Russell 2500 return of -14.73% during the current fiscal period. Over the current fiscal period, the Fund provided significant risk mitigation amid the volatility, a key objective of the strategy. Following the market peak on 11/8/2021, investors fled non-profitable technology and long duration equities in the face of violently rising real and nominal yields, which benefitted SMIG’s focus on companies with lower-risk and high intrinsic quality. Strategy characteristics of sustainable dividends and stable fundamentals remain attractively valued despite the risks of central bank tightening, economic deceleration, and continued market-level valuation concerns.

Assessing attribution on a security basis, the largest contributors to performance include CSG Systems International, Inc. (CSGS), Silicon Motion Technology Corporation (SIMO) and McAfee (MCFE). On a sector basis, the largest contributors to performance were the Information Technology and Health Care sectors due to a lack of ownership in high-multiple, non-dividend paying companies. The largest detractor to performance was SMIG’s underweight to the Energy sector. As of 4/30/2022, the Fund had no exposure to the Energy sector.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

We remain committed to our foundational philosophy and objectives, which focus on the compounding growth of cash flow income, risk mitigation, and long-term capital appreciation, all through the ownership of companies of high intrinsic quality and growth potential that we feel are underappreciated by the market. We thank you for your partnership and look forward to the opportunities in the years ahead.

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

Cash Flow refers to the net amount of cash and cash equivalents being transferred in and out of a company.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

Russell 2500 Index is a market-cap-weighted index that includes the smallest 2,500 companies covered in the broad-based Russell 3000 sphere of United States-based listed equities. All 2,500 of the companies included in the Index cover the small- and mid-cap market capitalizations.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 9 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM ETFs

Portfolio Allocations
As of April 30, 2022 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.6%
Materials	10.3
Industrials	9.8
Consumer Staples	9.7
Health Care	9.3
Utilities	9.0
Real Estate	8.9
Information Technology	8.8
Communication Services	8.5
Consumer Discretionary	8.1
Financials	6.9
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.8%
Utilities	10.7
Industrials	9.9
Materials	9.5
Consumer Discretionary	9.4
Financials	9.3
Information Technology	8.1
Health Care	7.7
Communication Services	7.7
Consumer Staples	7.4
Real Estate	7.3
Short-Term Investments	1.6
Other Assets in Excess of Liabilities	0.6
Total	100.0%

AAM ETFs

Portfolio Allocations
As of April 30, 2022 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.5%
Industrials	10.0
Communication Services	9.5
Real Estate	9.4
Health Care	9.2
Materials	9.1
Utilities	8.9
Information Technology	8.2
Consumer Staples	8.2
Financials	8.0
Consumer Discretionary	7.6
Short-Term Investments	1.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials ♦	71.8%
Utilities	7.0
Energy	6.5
Real Estate	4.4
Communication Services	3.4
Industrials	2.8
Consumer Discretionary	2.0
Short-Term Investments	1.9
Consumer Staples	1.5
Information Technology	0.2
Liabilities in Excess of Other Assets	(1.5)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

AAM ETFs

Portfolio Allocations
As of April 30, 2022 (Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Sector	Percentage of Net Assets
Information Technology	18.9%
Consumer Discretionary	14.0
Financials	13.8
Industrials	13.0
Materials	11.1
Health Care	8.8
Real Estate	7.2
Consumer Staples	5.5
Utilities	5.3
Communication Services	2.0
Short-Term Investments	0.4
Liabilities in Excess of Other Assets*	(0.0)
Total	100.0%

*	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 8.5%
55,824	AT&T, Inc.	$1,052,841
31,808	Interpublic Group of Companies, Inc.	1,037,577
92,456	Lumen Technologies, Inc.	930,107
14,887	Omnicom Group, Inc.	1,133,347
21,388	Verizon Communications, Inc.	990,265
		5,144,137
	Consumer Discretionary — 8.1%
55,546	Ford Motor Company	786,531
11,627	Hasbro, Inc.	1,023,874
48,380	Newell Brands, Inc.	1,119,997
29,656	Tapestry, Inc.	976,276
5,466	Whirlpool Corporation	992,188
		4,898,866
	Consumer Staples — 9.7%
22,675	Altria Group, Inc.	1,260,050
31,124	Kraft Heinz Company	1,326,816
22,718	Molson Coors Brewing Company - Class B	1,229,952
11,263	Philip Morris International, Inc.	1,126,300
21,624	Walgreens Boots Alliance, Inc.	916,858
		5,859,976
	Energy — 10.6%
8,908	Chevron Corporation	1,395,616
15,561	Exxon Mobil Corporation	1,326,575
65,394	Kinder Morgan, Inc.	1,186,901
13,674	Phillips 66	1,186,356
40,064	Williams Companies, Inc.	1,373,795
		6,469,243
	Financials — 6.9%
18,062	Citigroup, Inc.	870,769
6,797	M&T Bank Corporation	1,132,652
17,315	MetLife, Inc.	1,137,249
15,697	Principal Financial Group, Inc.	1,069,594
		4,210,264

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Health Care — 9.3%
8,568	AbbVie, Inc.	$1,258,468
18,089	Bristol-Myers Squibb Company	1,361,559
16,516	Gilead Sciences, Inc.	980,060
37,197	Organon & Company	1,202,579
78,871	Viatris, Inc.	814,737
		5,617,403
	Industrials — 9.8%
6,555	3M Company	945,362
5,467	General Dynamics Corporation	1,293,109
5,786	Huntington Ingalls Industries, Inc.	1,230,914
3,031	Lockheed Martin Corporation	1,309,756
5,374	Snap-on, Inc.	1,141,921
		5,921,062
	Information Technology — 8.8%
70,346	Hewlett Packard Enterprise Company	1,084,032
31,795	HP, Inc.	1,164,651
21,806	Intel Corporation	950,523
8,789	International Business Machines Corporation	1,161,994
11,659	Seagate Technology Holdings plc	956,504
		5,317,704
	Materials — 10.3%
20,003	Dow, Inc.	1,330,200
23,483	International Paper Company	1,086,793
12,130	LyondellBasell Industries NV - Class A	1,286,144
17,954	Newmont Corporation	1,307,949
25,176	WestRock Company	1,246,967
		6,258,053
	Real Estate — 8.9%
9,848	Boston Properties, Inc.	1,158,125
16,558	Realty Income Corporation	1,148,463
15,976	Regency Centers Corporation	1,099,628
7,752	Simon Property Group, Inc.	914,736
27,344	Vornado Realty Trust	1,058,486
		5,379,438

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Utilities — 9.0%
27,417	FirstEnergy Corporation	$1,187,430
13,826	NextEra Energy, Inc.	981,923
28,443	NRG Energy, Inc.	1,021,104
38,316	PPL Corporation	1,084,726
11,907	WEC Energy Group, Inc.	1,191,295
		5,466,478
	TOTAL COMMON STOCKS (Cost $58,645,656)	60,542,624

	SHORT-TERM INVESTMENTS — 0.2%
129,780	Invesco Government & Agency Portfolio - Institutional Class — 0.35% (a)	129,780
	TOTAL SHORT-TERM INVESTMENTS (Cost $129,780)	129,780
	TOTAL INVESTMENTS (Cost $58,775,436) — 100.1%	60,672,404
	Liabilities in Excess of Other Assets — (0.1)%	(55,648)
	NET ASSETS — 100.0%	$60,616,756

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of April 30, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 89.1%
	Brazil — 10.4%
26,600	Cia Siderurgica Nacional SA	$113,013
25,212	CPFL Energia SA	184,348
20,577	JBS SA	157,479
14,431	Telefonica Brasil SA	152,959
8,377	Vale SA	142,160
		749,959
	Chile — 3.3%
73,027	Cencosud SA	116,853
1,676,237	Colbun SA	119,727
		236,580
	China — 21.6%
743,000	China Cinda Asset Management Company, Ltd. — H Shares	125,946
285,000	China CITIC Bank Corporation, Ltd. — H Shares	145,657
362,000	China Everbright Bank Company, Ltd. — H Shares	131,953
636,000	China Evergrande Group (a)(b)	133,747
121,500	China Hongqiao Group, Ltd.	154,698
260,000	China Petroleum & Chemical Corporation — H Shares	128,904
55,500	China Shenhua Energy Company, Ltd. — H Shares	178,960
52,500	China Vanke Company, Ltd. — H Shares	124,724
373,000	Chongqing Rural Commercial Bank Company, Ltd. — H Shares	145,470
208,000	CIFI Holdings Group Company, Ltd.	101,533
507,000	Metallurgical Corporation of China, Ltd. — H Shares	131,174
111,000	Sunac China Holdings Ltd. (a)(b)	64,793
		1,567,559
	Greece — 2.2%
5,699	Star Bulk Carriers Corporation	160,142

	Honk Kong — 1.4%
184,500	Shimao Group Holdings, Ltd. (a)(b)	103,935

	India — 5.6%
7,118	Hindustan Aeronautics, Ltd.	148,529
81,257	Indian Oil Corporation, Ltd.	133,935

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 89.1% (Continued)
	India — 5.6% (Continued)
82,215	Power Finance Corporation, Ltd.	$126,642
		409,106
	Indonesia — 4.7%
878,500	Adaro Energy Tbk PT	202,400
2,054,400	Hanjaya Mandala Sampoerna Tbk PT	137,461
		339,861
	Kuwait — 2.0%
13,185	Humansoft Holding Company KSC	145,252

	Malaysia — 6.3%
96,300	Hartalega Holdings Bhd	97,328
314,600	Kossan Rubber Industries Bhd	132,965
479,900	Supermax Corporation Bhd	122,359
265,900	Top Glove Corporation Bhd	102,610
		455,262
	Poland — 1.6%
6,688	Asseco Poland SA	117,480

	Republic of Korea — 4.1%
2,051	CJ Corporation	142,068
2,043	Lotte Shopping Company, Ltd.	153,713
		295,781
	Russian Federation — 0.0%
17,776	Mobile TeleSystems PJSC — ADR (a)(b)	0
5,978	X5 Retail Group NV — GDR (a)(b)	0
		0
	South Africa — 1.7%
3,700	Kumba Iron Ore, Ltd.	124,922

	Taiwan, Province of China — 8.2%
62,000	China Motor Corporation	123,893
54,000	Pegatron Corporation	128,792
39,000	Powertech Technology, Inc.	123,580

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 89.1% (Continued)
	Taiwan, Province of China — 8.2% (Continued)
37,000	Radiant Opto—Electronics Corporation	$128,666
18,000	Sino—American Silicon Products, Inc.	90,991
		595,922
	Thailand — 8.4%
100,400	Ratch Group pcl — NVDR	128,981
105,100	Regional Container Lines pcl — NVDR	137,320
144,900	Sri Trang Agro—Industry pcl — NVDR	106,824
149,700	Sri Trang Gloves Thailand pcl — NVDR	106,211
94,100	Total Access Communication pcl — NVDR	126,383
		605,719
	Turkey — 7.6%
62,610	Anadolu Efes Biracilik Ve Malt Sanayii AS	124,748
7,472	Ford Otomotiv Sanayi AS	150,335
194,078	Turk Telekomunikasyon AS	131,685
101,007	Turkcell Iletisim Hizmetleri AS	147,132
		553,900
	TOTAL COMMON STOCKS (Cost $7,424,971)	6,461,380

	PREFERRED STOCKS — 8.7%
	Brazil — 8.7%
25,500	Bradespar SA	151,593
21,792	Centrais Eletricas Brasileiras SA — Class B	177,031
54,892	Cia Energetica de Minas Gerais — H Shares	166,819
22,000	Petroleo Brasileiro SA	135,451
	TOTAL PREFERRED STOCKS (Cost $569,606)	630,894

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 1.6%
115,068	Invesco Government & Agency Portfolio — Institutional Class — 0.35% (c)	$115,068
	TOTAL SHORT-TERM INVESTMENTS (Cost $115,068)	115,068
	TOTAL INVESTMENTS (Cost $8,109,645) — 99.4%	7,207,342
	Other Assets in Excess of Liabilities — 0.6%	44,328
	NET ASSETS — 100.0%	$7,251,670

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(b)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $302,475 which represents 4.17% of net assets.
(c)	Rate shown is the annualized seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.6%
	Australia — 10.3%
8,379	AGL Energy, Ltd.	$51,686
5,524	Dexus	43,849
2,899	Fortescue Metals Group, Ltd.	44,562
14,689	Stockland	43,425
35,626	Vicinity Centres	47,471
		230,993
	Austria — 3.3%
750	BAWAG Group AG (a)	36,174
725	OMV AG	37,554
		73,728
	Canada — 8.5%
859	Canadian Natural Resources, Ltd.	53,440
905	Open Text Corporation	36,432
1,391	Pembina Pipeline Corporation	52,906
2,489	RioCan Real Estate Investment Trust	46,740
		189,518
	Czech Republic — 1.7%
5,222	Avast plc (a)	36,977

	Finland — 1.2%
1,594	Fortum Oyj	26,737

	France — 5.2%
2,909	Credit Agricole SA	31,842
3,746	Orange SA	44,727
780	TotalEnergies SE	38,860
		115,429
	Germany — 5.3%
2,379	Deutsche Telekom AG	44,096
1,054	Fresenius SE & Company KGaA	37,583
622	HeidelbergCement AG	36,261
		117,940

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.6% (Continued)
	Hong Kong — 4.3%
5,500	CK Hutchison Holdings, Ltd.	$38,694
2,000	Orient Overseas International, Ltd.	56,232
		94,926
	Israel — 1.8%
735	ZIM Integrated Shipping Services, Ltd.	40,888

	Italy — 5.1%
23,310	A2A SpA	40,132
2,101	Assicurazioni Generali SpA	40,118
4,480	Banca Mediolanum SpA	32,970
		113,220
	Japan — 22.3%
1,100	Aisin Corporation	32,093
1,700	Canon, Inc.	39,298
3,900	Chubu Electric Power Company, Inc.	39,494
300	Daito Trust Construction Company, Ltd.	28,990
4,400	Inpex Corporation	52,028
2,000	Japan Tobacco, Inc.	34,324
1,000	Lawson, Inc.	36,817
4,100	Marubeni Corporation	45,016
2,700	Sumitomo Corporation	42,961
4,000	Sumitomo Rubber Industries, Ltd.	34,764
1,400	Takeda Pharmaceutical Company, Ltd.	40,727
3,300	Teijin, Ltd.	35,354
12,200	Yamada Holdings Company, Ltd.	36,442
		498,308
	Norway — 1.7%
2,703	Telenor ASA	38,558

	Singapore — 1.8%
3,150	Venture Corporation, Ltd.	39,121

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.6% (Continued)
	Spain — 5.5%
3,523	Grifols SA - ADR	$37,802
1,325	Naturgy Energy Group SA	40,159
9,303	Telefonica SA	45,469
		123,430
	Sweden — 1.4%
3,914	Telefonaktiebolaget LM Ericsson - Class B	31,713

	Switzerland — 2.0%
504	Novartis AG	44,920

	United Kingdom — 17.2%
975	Anglo American plc	43,896
5,111	Barratt Developments plc	31,731
987	British American Tobacco plc	41,537
1,946	GlaxoSmithKline plc	43,904
1,810	Imperial Brands plc	37,859
11,058	J. Sainsbury plc	32,390
1,314	Persimmon plc	34,644
4,758	Phoenix Group Holdings plc	36,379
596	Rio Tinto plc	42,697
25,562	Vodafone Group plc	39,005
		384,042
	TOTAL COMMON STOCKS (Cost $2,331,987)	2,200,448

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 1.2%
27,292	Invesco Government & Agency Portfolio - Institutional Class — 0.35% (b)	$27,292
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,292)	27,292
	TOTAL INVESTMENTS (Cost $2,359,279) — 99.8%	2,227,740
	Other Assets in Excess of Liabilities — 0.2%	4,698
	NET ASSETS — 100.0%	$2,232,438

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2022, the market value of these securities total $73,151, which represents 3.28% of total net assets.

(b)	Rate shown is the annualized seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6%
	Communication Services — 3.4%
	AT&T, Inc.
124,711	5.350%, 11/01/2066	$3,091,586
77,783	5.625%, 08/01/2067	1,944,575
		5,036,161
	Consumer Discretionary — 2.0%
	Brunswick Corporation
17,437	6.500%, 10/15/2048	444,644
11,779	6.625%, 01/15/2049	301,778
21,687	6.375%, 04/15/2049	546,946
	Dillard’s Capital Trust I
18,850	7.500%, 08/01/2038	513,662
	Fossil Group, Inc.
14,124	7.000%, 11/30/2026	338,976
	TravelCenters of America, Inc.
10,363	8.250%, 01/15/2028	272,547
11,314	8.000%, 12/15/2029	294,051
9,417	8.000%, 10/15/2030	243,900
		2,956,504
	Consumer Staples — 1.5%
	CHS, Inc.
39,585	Series 2, 7.100%, Perpetual (a)	1,047,023
46,435	Series 3, 6.750%, Perpetual (a)	1,229,599
		2,276,622
	Energy — 6.5%
	Altera Infrastructure LP
14,122	Series A, 7.250%, Perpetual	43,355
11,768	Series B, 8.500%, Perpetual	35,539
11,294	Series E, 8.875%, Perpetual (a)	33,769
	DCP Midstream LP
15,187	Series B, 7.875%, Perpetual (a)	366,158
10,356	Series C, 7.950%, Perpetual (a)	251,651
	Enbridge, Inc.
56,571	Series B, 6.375%, 04/15/2078 (a)	1,414,275

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Energy — 6.5% (Continued)
	Energy Transfer LP
42,429	Series C, 7.375%, Perpetual (a)	$1,008,537
41,943	Series D, 7.625%, Perpetual (a)	1,008,310
75,435	Series E, 7.600%, Perpetual (a)	1,825,527
	NGL Energy Partners LP
29,668	Series B, 9.000%, Perpetual (a)	486,852
	NuStar Energy LP
21,340	Series A, 7.592%, Perpetual	512,160
36,295	Series B, 7.625%, Perpetual (a)	778,891
16,254	Series C, 9.000%, Perpetual (a)	398,223
	NuStar Logistics LP
37,945	7.973%, 01/15/2043	959,629
	Seapeak, LLC.
16,018	Series B, 8.500%, Perpetual (a)	408,779
11,771	9.000%, Perpetual	300,043
		9,831,698
	Financials — 71.8% (b)
	ACRES Commercial Realty Corporation
11,295	Series C, 8.625%, Perpetual (a)	275,824
	AGNC Investment Corporation
30,632	Series C, 7.000%, Perpetual (a)	754,160
22,147	Series D, 6.875%, Perpetual (a)	528,870
37,935	Series E, 6.500%, Perpetual (a)	908,923
54,223	Series F, 6.125%, Perpetual (a)	1,253,636
	Allstate Corporation
54,223	Series G, 5.625%, Perpetual	1,325,752
47,140	5.100%, 01/15/2053 (a)	1,187,928
	American Equity Investment Life Holding Company
37,720	Series A, 5.950%, Perpetual (a)	931,307
28,274	Series B, 6.625%, Perpetual (a)	732,014
	Annaly Capital Management, Inc.
67,892	Series F, 6.950%, Perpetual (a)	1,685,758
40,074	Series G, 6.500%, Perpetual (a)	929,717
41,728	Series I, 6.750%, Perpetual (a)	1,032,351

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Financials — 71.8% (b) (Continued)
	Apollo Asset Management, Inc.
25,911	Series A, 6.375%, Perpetual	$644,407
28,274	Series B, 6.375%, Perpetual	720,421
	Arbor Realty Trust, Inc.
26,267	Series F, 6.250%, Perpetual (a)	636,712
	Argo Group International Holdings, Ltd.
14,131	7.000%, Perpetual (a)	355,536
	Argo Group US, Inc.
13,552	6.500%, 09/15/2042	333,786
	Aspen Insurance Holdings, Ltd.
25,910	5.950%, Perpetual (a)	634,536
	Athene Holding, Ltd.
56,575	Series C, 6.375%, Perpetual (a)	1,492,448
	Atlanticus Holdings Corporation
14,133	6.125%, 11/30/2026	359,544
	B. Riley Financial, Inc.
10,484	6.750%, 05/31/2024	264,721
13,436	6.375%, 02/28/2025	341,543
19,544	5.500%, 03/31/2026	485,473
15,764	6.500%, 09/30/2026	399,617
30,416	5.000%, 12/31/2026	709,910
21,680	6.000%, 01/31/2028	531,160
29,818	5.250%, 08/31/2028	676,869
	Bank of America Corporation
19,602	Series 2, 3.000%, Perpetual	375,966
13,799	Series 4, 4.000%, Perpetual	290,331
27,638	Series 5, 4.000%, Perpetual	579,569
20,811	Series E, 4.000%, Perpetual	452,223
68,775	Series K, 6.450%, 12/15/2066 (a)	1,788,838
88,447	Series GG, 6.000%, Perpetual	2,212,944
55,969	Series HH, 5.875%, Perpetual	1,370,121
	Brighthouse Financial, Inc.
35,351	6.250%, 09/15/2058	904,632
40,062	Series A, 6.600%, Perpetual	1,010,364

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Financials — 71.8% (b) (Continued)
	Charles Schwab Corporation
70,725	Series D, 5.950%, Perpetual	$1,783,685
	Chimera Investment Corporation
13,660	Series A, 8.000%, Perpetual	334,260
30,634	Series B, 8.000%, Perpetual (a)	748,695
24,501	Series C, 7.750%, Perpetual (a)	576,999
18,838	Series D, 8.000%, Perpetual (a)	451,735
	Citigroup, Inc.
89,575	Series J, 7.125%, Perpetual (a)	2,337,907
140,975	Series K, 6.875%, Perpetual (a)	3,738,657
	Citizens Financial Group, Inc.
28,274	Series D, 6.350%, Perpetual (a)	731,448
	Compass Diversified Holdings
9,425	Series A, 7.250%, Perpetual	240,149
9,425	Series B, 7.875%, Perpetual (a)	244,107
	ConnectOne Bancorp, Inc.
10,835	Series A, 5.250%, Perpetual (a)	255,814
	Cowen, Inc.
9,425	7.750%, 06/15/2033	243,636
	Dynex Capital, Inc.
10,492	Series C, 6.900%, Perpetual (a)	261,775
	Ellington Financial, Inc.
10,822	6.750%, Perpetual (a)	261,784
11,308	Series B, 6.250%, Perpetual (a)	268,452
	Enstar Group, Ltd.
37,720	Series D, 7.000%, Perpetual (a)	969,404
10,364	Series E, 7.000%, Perpetual	262,727
	FNB Corporation
10,450	7.250%, Perpetual (a)	268,461
	Fifth Third Bancorp
18,840	Series A, 6.000%, Perpetual	479,478
42,419	Series I, 6.625%, Perpetual (a)	1,098,228
	First Eagle Alternative Capital BDC, Inc.
10,506	5.000%, 05/25/2026	259,918

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Financials — 71.8% (b) (Continued)
	First Horizon National Corporation
9,425	Series D, 6.100%, Perpetual (a)	$235,154
	Gladstone Investment Corporation
12,062	5.000%, 05/01/2026	299,138
12,687	4.875%, 11/01/2028	315,272
	Goldman Sachs Group, Inc.
59,588	Series A, 3.750%, Perpetual	1,196,527
15,894	Series C, 4.000%, Perpetual	331,231
107,263	Series D, 4.000%, Perpetual	2,157,059
79,442	Series J, 5.500%, Perpetual (a)	2,021,005
55,602	Series K, 6.375%, Perpetual (a)	1,423,411
	Granite Point Mortgage Trust, Inc.
18,362	Series A, 7.000%, Perpetual (a)	418,470
	Hartford Financial Services Group, Inc.
32,532	Series G, 6.000%, Perpetual	841,928
	Huntington Bancshares, Inc.
16,501	Series C, 5.700%, Perpetual	406,750
	Invesco Mortgage Capital, Inc.
14,602	Series B, 7.750%, Perpetual (a)	312,483
27,100	Series C, 7.500%, Perpetual (a)	601,891
	JPMorgan Chase & Company
133,561	Series DD, 5.750%, Perpetual	3,278,923
145,664	Series EE, 6.000%, Perpetual	3,648,883
	Kemper Corporation
14,131	5.875%, 03/15/2062 (a)	347,481
	Maiden Holdings, Ltd.
14,122	Series A, 8.250%, Perpetual	89,816
6,165	Series C, 7.125%, Perpetual	50,183
14,131	Series D, 6.700%, Perpetual	88,884
	Merchants Bancorp
11,781	Series B, 6.000%, Perpetual (a)	288,399
	MetLife, Inc.
56,574	Series A, 4.000%, Perpetual	1,313,648
75,897	Series E, 5.625%, Perpetual	1,931,579

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Financials — 71.8% (b) (Continued)
	MFA Financial, Inc.
18,837	Series B, 7.500%, Perpetual	$454,914
25,921	Series C, 6.500%, Perpetual (a)	589,443
	Morgan Stanley
80,929	Series A, 4.000%, Perpetual	1,718,932
63,425	Series E, 7.125%, Perpetual (a)	1,657,295
73,550	Series I, 6.375%, Perpetual (a)	1,914,506
73,550	Series K, 5.850%, Perpetual (a)	1,855,667
	New Residential Investment Corporation
14,628	Series A, 7.500%, Perpetual (a)	349,170
26,627	Series B, 7.125%, Perpetual (a)	616,149
37,958	Series C, 6.375%, Perpetual (a)	812,681
43,836	Series D, 7.000%, Perpetual (a)	1,026,639
	New York Community Bancorp, Inc.
48,568	Series A, 6.375%, Perpetual (a)	1,249,169
	New York Mortgage Trust, Inc.
14,431	Series D, 8.000%, Perpetual (a)	341,870
17,470	Series E, 7.875%, Perpetual (a)	424,871
11,777	Series F, 6.875%, Perpetual (a)	278,879
	Newtek Business Services Corporation
9,420	5.500%, 02/01/2026	241,152
	Oaktree Capital Group, LLC.
16,964	Series A, 6.625%, Perpetual	433,769
22,143	Series B, 6.550%, Perpetual	552,468
	PennyMac Mortgage Investment Trust
10,825	Series A, 8.125%, Perpetual (a)	283,290
18,386	Series B, 8.000%, Perpetual (a)	476,198
	PNC Financial Services Group, Inc.
141,451	Series P, 6.125%, Perpetual (a)	3,551,835
	Popular Capital Trust II
12,235	6.125%, 12/01/2034	321,781
	Prudential Financial, Inc.
53,279	5.625%, 08/15/2058	1,318,655

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Financials — 71.8% (b) (Continued)
	Ready Capital Corporation
18,984	5.750%, 02/15/2026	$470,803
9,647	6.200%, 07/30/2026	245,613
	Regions Financial Corporation
47,141	Series B, 6.375%, Perpetual (a)	1,211,524
	Reinsurance Group of America, Inc.
37,711	6.200%, 09/15/2042 (a)	958,614
	RenaissanceRe Holdings, Ltd.
23,576	Series F, 5.750%, Perpetual	567,239
	SLM Corporation
9,362	Series B, 2.616%, Perpetual	552,358
	State Street Corporation
70,718	Series D, 5.900%, Perpetual (a)	1,782,094
47,150	Series G, 5.350%, Perpetual (a)	1,202,796
	Synovus Financial Corporation
18,858	Series D, 6.300%, Perpetual (a)	467,678
33,008	Series E, 5.875%, Perpetual (a)	844,015
	Truist Financial Corporation
16,255	Series I, 4.000%, Perpetual	337,941
	Two Harbors Investment Corporation
13,543	Series A, 8.125%, Perpetual (a)	335,866
27,102	Series B, 7.625%, Perpetual (a)	647,467
27,801	Series C, 7.250%, Perpetual (a)	638,867
	Unum Group
28,281	6.250%, 06/15/2058	719,469
	US Bancorp
94,298	Series B, 3.500%, Perpetual	1,937,824
	Valley National Bancorp
10,840	Series A, 6.250%, Perpetual (a)	285,742
9,417	Series B, 5.500%, Perpetual (a)	225,443
	Webster Financial Corporation
12,731	Series G, 6.500%, Perpetual	326,550
	Wells Fargo & Company
162,669	Series Q, 5.850%, Perpetual (a)	3,967,497
79,200	Series R, 6.625%, Perpetual (a)	2,079,000

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Financials — 71.8% (b) (Continued)
	Western Alliance Bancorp
28,285	Series A, 4.250%, Perpetual (a)	$621,421
	Wintrust Financial Corporation
11,779	Series D, 6.500%, Perpetual (a)	308,492
	Zions Bancorp NA
13,044	Series G, 6.300%, Perpetual (a)	332,622
		108,069,613
	Industrials — 2.8%
	Air Lease Corporation
23,576	Series A, 6.150%, Perpetual (a)	589,400
	Atlas Corporation
11,997	Series D, 7.950%, Perpetual	305,923
21,255	Series H, 7.875%, Perpetual	540,302
	Babcock & Wilcox Enterprises, Inc.
15,074	8.125%, 02/28/2026	386,045
14,262	6.500%, 12/31/2026	352,414
	Charah Solutions, Inc.
12,713	8.500%, 08/31/2026	297,230
	Fortress Transportation & Infrastructure Investors, LLC.
9,832	Series A, 8.250%, Perpetual (a)	236,657
11,647	Series B, 8.000%, Perpetual (a)	274,869
9,880	Series C, 8.250%, Perpetual (a)	241,467
	Global Ship Lease, Inc.
10,264	8.750%, Perpetual	273,022
	Steel Partners Holdings LP
14,913	Series A, 6.000%, 02/07/2026	356,868
	Textainer Group Holdings, Ltd.
14,131	7.000%, Perpetual (a)	359,069
		4,213,266
	Information Technology — 0.2%
	Synchronoss Technologies, Inc.
11,773	8.375%, 06/30/2026	238,992

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Real Estate — 4.4%
	American Homes 4 Rent
14,002	Series F, 5.875%, Perpetual	$352,010
10,845	Series G, 5.875%, Perpetual	273,836
10,840	Series H, 6.250%, Perpetual	285,201
	Brookfield DTLA Fund Office Trust Investor, Inc.
22,937	Series A, 7.625%, Perpetual	279,831
	Global Net Lease, Inc.
16,016	Series A, 7.250%, Perpetual	405,846
	iStar, Inc.
9,422	Series D, 8.000%, Perpetual	241,203
11,784	Series I, 7.500%, Perpetual	296,132
	Kimco Realty Corporation
21,205	Series L, 5.125%, Perpetual	520,795
	National Storage Affiliates Trust
20,576	Series A, 6.000%, Perpetual	517,486
	Pennsylvania Real Estate Investment Trust
16,261	Series C, 7.200%, Perpetual	69,759
11,774	Series D, 6.875%, Perpetual	50,393
	Public Storage
26,404	Series F, 5.150%, Perpetual	653,499
	SL Green Realty Corporation
21,682	Series I, 6.500%, Perpetual	554,626
	SITE Centers Corporation
16,482	Series A, 6.375%, Perpetual	406,281
	Spirit Realty Capital, Inc.
16,266	Series A, 6.000%, Perpetual	402,096
	UMH Properties, Inc.
23,302	Series C, 6.750%, Perpetual	592,570
20,281	Series D, 6.375%, Perpetual	519,396
	Urstadt Biddle Properties, Inc.
10,824	Series H, 6.250%, Perpetual	266,920
		6,687,880
	Utilities — 7.0%
	Alabama Power Company
23,564	Series A, 5.000%, Perpetual	593,812

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.6% (Continued)
	Utilities — 7.0% (Continued)
	Algonquin Power & Utilities Corporation
32,988	Series 19-A, 6.200%, 07/01/2079 (a)	$844,493
27,097	6.875%, 10/17/2078 (a)	700,999
	CMS Energy Corporation
18,856	5.625%, 03/15/2078	468,949
26,403	5.875%, 10/15/2078	664,299
	Duke Energy Corporation
47,141	5.625%, 09/15/2078	1,201,624
	Entergy Arkansas, LLC.
38,661	4.875%, 09/01/2066	953,767
	Entergy New Orleans, LLC.
10,369	5.500%, 04/01/2066	253,937
	Georgia Power Company
25,444	Series 2017, 5.000%, 10/01/2077	627,449
	NiSource, Inc.
47,141	Series B, 6.500%, Perpetual (a)	1,233,680
	SCE Trust III
25,927	Series H, 5.750%, Perpetual (a)	607,729
	SCE Trust IV
30,631	Series J, 5.375%, Perpetual (a)	667,756
	SCE Trust V
28,277	Series K, 5.450%, Perpetual (a)	674,972
	Tennessee Valley Authority
21,863	Series A, 3.760%, 05/01/2029	507,222
24,141	Series D, 2.134%, 06/01/2028	560,795
		10,561,483
	TOTAL PREFERRED STOCKS (Cost $155,994,744)	149,872,219

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS- 1.9%
2,876,657	Invesco Government & Agency Portfolio - Institutional Class — 0.35% (c)	$2,876,657
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,876,657)	2,876,657
	TOTAL INVESTMENTS (Cost $158,871,401) — 101.5%	152,748,876
	Liabilities in Excess of Other Assets — (1.5)%	(2,247,930)
	NET ASSETS — 100.0%	$150,500,946

Percentages are stated as a percent of net assets.
(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2022.

(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of April 30, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
April 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 2.0%
9,135	Nexstar Media Group, Inc. - Class A	$1,447,167

	Consumer Discretionary — 14.0%
9,464	Advance Auto Parts, Inc.	1,889,298
16,176	Hasbro, Inc.	1,424,459
13,133	LCI Industries	1,278,104
45,112	MDC Holdings, Inc.	1,665,084
18,668	Penske Automotive Group, Inc.	1,956,780
33,686	PetMed Express, Inc.	737,723
43,260	Rent-A-Center, Inc.	1,043,431
		9,994,879
	Consumer Staples — 5.5%
9,364	Inter Parfums, Inc.	765,320
8,734	Lancaster Colony Corporation	1,355,342
61,048	Reynolds Consumer Products, Inc.	1,806,410
		3,927,072
	Financials — 13.8%
12,260	Community Bank System, Inc.	789,544
27,091	Evercore, Inc. - Class A	2,864,873
40,665	First Financial Bancorp	831,599
43,244	First Interstate BancSystem, Inc. - Class A	1,406,295
73,182	Home BancShares, Inc.	1,582,195
27,099	Horace Mann Educators Corporation	1,079,895
73,490	Huntington Bancshares, Inc.	966,393
12,890	Victory Capital Holdings, Inc.	347,901
		9,868,695
	Health Care — 8.8%
24,293	Encompass Health Corporation	1,672,087
21,869	Patterson Companies, Inc.	672,909
36,203	Perrigo Company plc - ADR	1,241,763
19,912	Quest Diagnostics, Inc.	2,665,022
		6,251,781

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Industrials — 13.0%
17,622	Booz Allen Hamilton Holding Corporation	$1,438,484
13,070	Hubbell, Inc.	2,553,355
16,405	ManTech International Corporation - Class A	1,317,978
10,045	Snap-on, Inc.	2,134,462
6,909	Watsco, Inc.	1,843,183
		9,287,462
	Information Technology — 18.9%
28,022	Amdocs, Ltd. - ADR	2,233,073
19,147	Avnet, Inc.	835,958
14,313	Broadridge Financial Solutions, Inc.	2,062,933
41,580	CSG Systems International, Inc.	2,555,923
16,054	Juniper Networks, Inc.	506,022
26,442	NetApp, Inc.	1,936,876
22,091	Progress Software Corporation	1,059,926
29,678	Silicon Motion Technology Corporation - ADR	2,253,451
		13,444,162
	Materials — 11.1%
8,093	Avery Dennison Corporation	1,461,596
41,792	Avient Corporation	2,057,838
7,803	Celanese Corporation	1,146,573
12,780	RPM International, Inc.	1,059,462
13,472	Scotts Miracle-Gro Company	1,400,145
12,574	Sonoco Products Company	778,456
		7,904,070
	Real Estate — 7.2%
33,930	Agree Realty Corporation	2,304,526
16,808	Equity LifeStyle Properties, Inc.	1,298,922
5,011	Innovative Industrial Properties, Inc.	724,540
11,206	Terreno Realty Corporation	815,237
		5,143,225

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Utilities — 5.3%
20,863	Alliant Energy Corporation	$1,226,953
11,197	Atmos Energy Corporation	1,269,740
43,653	NiSource, Inc.	1,271,175
		3,767,868
	TOTAL COMMON STOCKS (Cost $76,143,784)	71,036,381

Par		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 0.4%
	U.S. Treasury Bills — 0.4%
$19,000	United States Treasury Bill (a)	0.56%	8/11/2022	$18,949
44,000	United States Treasury Bill (a)	0.74%	7/28/2022	43,912
205,000	United States Treasury Bill (a)	0.75%	7/21/2022	204,627
	TOTAL SHORT-TERM INVESTMENTS (Cost $267,543)			267,488
	TOTAL INVESTMENTS (Cost $76,411,327) — 100.0%			71,303,869
	Liabilities in Excess of Other Assets — (0.0)% (b)			(23,675)
	NET ASSETS — 100.0%			$71,280,194

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Zero coupon bond.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
ASSETS
Investments in securities, at value*	$60,672,404	$7,207,342	$2,227,740
Foreign currency, at value*	—	1,099	401
Dividends and interest receivable	111,343	84,226	15,036
Receivable for securities sold	17,624	—	—
Cash	—	—	—
Total Assets	60,801,371	7,292,667	2,243,177

LIABILITIES
Payable for securities purchased	—	—	—
Distribution payable	170,000	34,000	10,000
Deferred foreign capital gains tax	—	3,955	—
Management fees payable	14,615	3,042	739
Total Liabilities	184,615	40,997	10,739
NET ASSETS	$60,616,756	$7,251,670	$2,232,438

Net Assets Consist of:
Paid-in capital	$60,591,518	$8,717,146	$2,645,471
Total distributable earnings (accumulated deficit)	25,238	(1,465,476)	(413,033)
Net assets	$60,616,756	$7,251,670	$2,232,438

Net asset value:
Net assets	$60,616,756	$7,251,670	$2,232,438
Shares outstanding ^	1,975,000	350,000	100,000
Net asset value, offering and redemption price per share	$30.69	$20.72	$22.32
* Identified Cost:
Investments in Securities	$58,775,436	$8,109,645	$2,359,279
Foreign Currency	—	1,036	409

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2022 (Unaudited) (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
ASSETS
Investments in securities, at value*	$152,748,876	$71,303,869
Foreign currency, at value*	—	—
Dividends and interest receivable	662,139	48,682
Receivable for securities sold	21,443,145	583,388
Cash	—	47,410
Total Assets	174,854,160	71,983,349

LIABILITIES
Payable for securities purchased	23,667,109	580,575
Distribution payable	630,000	90,000
Deferred foreign capital gains tax	—	—
Management fees payable	56,105	32,580
Total Liabilities	24,353,214	703,155
NET ASSETS	$150,500,946	$71,280,194

Net Assets Consist of:
Paid-in capital	$163,783,737	$76,726,907
Total distributable earnings (accumulated deficit)	(13,282,791)	(5,446,713)
Net assets	$150,500,946	$71,280,194

Net asset value:
Net assets	$150,500,946	$71,280,194
Shares outstanding ^	6,550,000	3,110,000
Net asset value, offering and redemption price per share	$22.98	$22.92
* Identified Cost:
Investments in Securities	$158,871,401	$76,411,327
Foreign Currency	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Six-Months Ended April 30, 2022 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF		AAM S&P Developed Markets High Dividend Value ETF
INCOME
Dividends^	$980,614	$234,929		$57,489
Interest	56	41		7
Total investment income	980,670	234,970		57,496

EXPENSES
Management fees	77,204	18,392		4,541
Total expenses	77,204	18,392		4,541
Net investment income (loss)	903,466	216,578		52,955

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,589,778	151,249	(1)	23,573
Foreign currency	—	(17,854)		(891)
Net increase from payment by sub-adviser (Note 4)	—	47,299		—
Change in unrealized appreciation (depreciation) on:
Investments	(1,510,160)	(593,767	)(2)	(182,644)
Foreign currency	—	1,068		(737)
Net realized and unrealized gain (loss) on investments	1,079,618	(412,005)		(160,699)
Net increase (decrease) in net assets resulting from operations	$1,983,084	$(195,427)		$(107,744)

^	Net of foreign withholding taxes	$ 2,717	$ 25,801	$ 6,806
(1)	Net of foreign capital gains tax of $9,271.
(2)	Net of change in deferred foreign capital gains tax of $3,955.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Six-Months Ended April 30, 2022 (Unaudited) (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
INCOME
Dividends^	$ 3,950,003	$ 449,027
Interest	651	187
Total investment income	3,950,654	449,214

EXPENSES
Management fees	294,368	108,581
Total expenses	294,368	108,581
Net investment income (loss)	3,656,286	340,633

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,783,146)	(317,685)
Foreign currency	—	—
Change in unrealized appreciation (depreciation) on:
Investments	(6,445,275)	(5,071,749)
Foreign currency	—	—
Net realized and unrealized gain (loss) on investments	(13,228,421)	(5,389,434)
Net increase (decrease) in net assets resulting from operations	$ (9,572,135)	$ (5,048,801)

^	Net of foreign withholding taxes	$ 959	$ —

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$903,466	$1,135,551
Net realized gain (loss) on investments	2,589,778	3,520,139
Change in unrealized appreciation (depreciation) on investments	(1,510,160)	5,461,526
Net increase (decrease) in net assets resulting from operations	1,983,084	10,117,216

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,026,972)	(1,144,279)
Total distributions to shareholders	(1,026,972)	(1,144,279)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,060,285	30,128,277
Payments for shares redeemed	—	(17,288,578)
Net increase (decrease) in net assets derived from capital share transactions (a)	14,060,285	12,839,699
Net increase (decrease) in net assets	$15,016,397	$21,812,636

NET ASSETS
Beginning of period/year	$45,600,359	$23,787,723
End of period/year	$60,616,756	$45,600,359

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	450,000	1,000,000
Shares redeemed	—	(600,000)
Net increase (decrease)	450,000	400,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$216,578	$378,701
Net realized gain (loss) on investments and foreign currency	180,694	785,749
Change in unrealized appreciation (depreciation) on investments and foreign currency	(592,699)	75,302
Net increase (decrease) in net assets resulting from operations	(195,427)	1,239,752

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(277,806)	(340,332)
Total distributions to shareholders	(277,806)	(340,332)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	6,079,493
Transaction fees (Note 6)	72	8,651
Payments for shares redeemed	—	(4,948,485)
Net increase (decrease) in net assets derived from capital share transactions (a)	72	1,139,659
Net increase (decrease) in net assets	$(473,161)	$2,039,079

NET ASSETS
Beginning of period/year	$7,724,831	$5,685,752
End of period/year	$7,251,670	$7,724,831

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	275,000
Shares redeemed	—	(250,000)
Net increase (decrease)	—	25,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$52,955	$98,754
Net realized gain (loss) on investments and foreign currency	22,682	158,678
Change in unrealized appreciation (depreciation) on investments and foreign currency	(183,381)	385,552
Net increase (decrease) in net assets resulting from operations	(107,744)	642,984

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(58,941)	(102,252)
Total distributions to shareholders	(58,941)	(102,252)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	570,108
Payments for shares redeemed	—	(560,217)
Net increase (decrease) in net assets derived from capital share transactions (a)	—	9,891
Net increase (decrease) in net assets	$(166,685)	$550,623

NET ASSETS
Beginning of period/year	$2,399,123	$1,848,500
End of period/year	$2,232,438	$2,399,123

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	25,000
Shares redeemed	—	(25,000)
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$3,656,286	$1,369,533
Net realized gain (loss) on investments	(6,783,146)	26,512
Change in unrealized appreciation (depreciation) on investments	(6,445,275)	333,023
Net increase (decrease) in net assets resulting from operations	(9,572,135)	1,729,068

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,400,796)	(1,403,869)
Total distributions to shareholders	(3,400,796)	(1,403,869)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	76,737,897	114,586,072
Transaction fees (Note 6)	—	928
Payments for shares redeemed	(8,496,450)	(23,290,595)
Net increase (decrease) in net assets derived from capital share transactions (a)	68,241,447	91,296,405
Net increase (decrease) in net assets	$55,268,516	$91,621,604

NET ASSETS
Beginning of period/year	$95,232,430	$3,610,826
End of period/year	$150,500,946	$95,232,430

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,125,000	4,550,000
Shares redeemed	(350,000)	(925,000)
Net increase (decrease)	2,775,000	3,625,000

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021*
OPERATIONS
Net investment income (loss)	$340,633	$16,647
Net realized gain (loss) on investments	(317,685)	(4,989)
Change in unrealized appreciation (depreciation) on investments	(5,071,749)	(35,709)
Net increase (decrease) in net assets resulting from operations	(5,048,801)	(24,051)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(328,389)	(16,600)
Total distributions to shareholders	(328,389)	(16,600)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	74,535,099	7,521,220
Payments for shares redeemed	(4,617,412)	(740,872)
Net increase (decrease) in net assets derived from capital share transactions (a)	69,917,687	6,780,348
Net increase (decrease) in net assets	$64,540,497	$6,739,697

NET ASSETS
Beginning of period	$6,739,697	$—
End of period	$71,280,194	$6,739,697

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,030,000	300,000
Shares redeemed	(190,000)	(30,000)
Net increase (decrease)	2,840,000	270,000

*	Fund commenced operations on August 25, 2021. The information presented is for the period from August 25, 2021 to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2022		Year Ended October 31,			Period Ended October 31,
	(Unaudited)		2021	2020	2019	2018(1)
Net asset value, beginning of period/year	$29.90		$21.14	$26.54	$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.52		0.91	0.95	0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	0.86		8.79	(5.28)	0.64	0.76
Total from investment operations	1.38		9.70	(4.33)	1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.59)		(0.94)	(1.07)	(0.90)	(0.68)
Total distributions to shareholders	(0.59)		(0.94)	(1.07)	(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		—	—	—	0.00	(4)
Net asset value, end of period/year	$30.69		$29.90	$21.14	$26.54	$25.83

Total return	4.62	%(5)	46.23%	-16.47%	6.44%	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$60,617		$45,600	$23,788	$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(6)	0.29%	0.29%	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	3.39	%(6)	3.19%	4.06%	3.78%	3.05	%(6)
Portfolio turnover rate (7)	46	%(5)	69%	84%	42%	38	%(5)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2022		Year Ended October 31,			Period Ended October 31,
	(Unaudited)		2021	2020	2019	2018(1)
Net asset value, beginning of period/year	$22.07		$17.49	$21.39	$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.62		1.32	0.93	1.01	1.13
Net realized and unrealized gain (loss) on investments (3)	(1.18)		4.36	(3.57)	(0.51)	(3.55)
Total from investment operations	(0.56)		5.68	(2.64)	0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.79)		(1.13)	(1.26)	(0.87)	(0.93)
Total distributions to shareholders	(0.79)		(1.13)	(1.26)	(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(7)	0.03	—	0.01	0.10
Net asset value, end of period/year	$20.72		$22.07	$17.49	$21.39	$21.75

Total return	-2.58	%(4)(8)	32.74%	-12.83%	2.40%	-9.65	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$7,252		$7,725	$5,686	$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(5)	0.49%	0.49%	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	5.77	%(5)	5.89%	4.99%	4.61%	4.95	%(5)
Portfolio turnover rate (6)	61	%(4)	139%	121%	124%	104	%(4)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)	Less than $0.005.
(8)	Before payment from sub-adviser for the loss resulting from a trade error, the total return for the period would have been -3.21%. See Note 4.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2022		Year Ended October 31,		Period Ended October 31,
	(Unaudited)		2021	2020	2019(1)
Net asset value, beginning of period/year	$23.99		$18.49	$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.53		0.99	0.64	1.07
Net realized and unrealized gain (loss) on investments (3)	(1.61)		5.53	(6.18)	0.29
Total from investment operations	(1.08)		6.52	(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.59)		(1.02)	(1.32)	(0.84)
Total distributions to shareholders	(0.59)		(1.02)	(1.32)	(0.84)

Net asset value, end of period/year	$22.32		$23.99	$18.49	$25.35

Total return	-4.57	%(4)	35.49%	-22.83%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,232		$2,399	$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(5)	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	4.55	%(5)	4.14%	3.03%	4.65	%(5)
Portfolio turnover rate (6)	49	%(4)	96%	106%	87	%(4)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Period Ended October 31, 2020(1)
Net asset value, beginning of period/year	$25.23		$24.07	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.67		1.05	1.17
Net realized and unrealized gain (loss) on investments (3)	(2.32)		1.35	(0.98)
Total from investment operations	(1.65)		2.40	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.60)		(1.24)	(1.10)
Total distributions to shareholders	(0.60)		(1.24)	(1.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		0.00 (4)	0.01
Net asset value, end of period/year	$22.98		$25.23	$24.07

Total return	-6.53	%(5)	10.08%	0.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$150,501		$95,232	$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(6)	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	5.59	%(6)	4.33%	5.15	%(6)
Portfolio turnover rate (7)	98	%(5)	199%	202	%(5)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(1)
Net asset value, beginning of period	$24.96		$25.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.23		0.08
Net realized and unrealized gain (loss) on investments (3)	(2.08)		(0.15)
Total from investment operations	(1.85)		(0.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.19)		(0.07)
Total distributions to shareholders	(0.19)		(0.07)

Net asset value, end of period	$22.92		$24.96

Total return	-7.48	%(4)	-0.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$71,280		$6,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(5)	0.60	%(5)
Net investment income (loss) to average net assets	1.88	%(5)	1.70	%(5)
Portfolio turnover rate (6)	12	%(4)	5	%(4)

(1)	Commencement of operations on August 25, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The Funds commenced operations on the following dates:

AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM S&P Emerging Markets High Dividend Value ETF	November 28, 2017
AAM S&P Developed Markets High Dividend Value ETF	November 27, 2018
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	August 25, 2021

The end of the reporting period for the Funds is April 30, 2022. The period covered by these Notes to Financial Statements is the six-month period from November 1, 2021 to April 30, 2022 (the “current fiscal period”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,542,624	$—	$—	$60,542,624
Short-Term Investments	129,780	—	—	129,780
Total Investments in Securities	$60,672,404	$—	$—	$60,672,404

^	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,158,905	$—	$302,475	$6,461,380
Preferred Stocks	630,894	—	—	630,894
Short-Term Investments	115,068	—	—	115,068
Total Investments in Securities	$6,904,867	$—	$302,475	$7,207,342

^	See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,200,448	$—	$—	$2,200,448
Short-Term Investments	27,292	—	—	27,292
Total Investments in Securities	$2,227,740	$—	$—	$2,227,740

^	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$149,872,219	$—	$—	$149,872,219
Short-Term Investments	2,876,657	—	—	2,876,657
Total Investments in Securities	$152,748,876	$—	$—	$152,748,876

^	See Schedule of Investments for breakout of investments by sector classification.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$71,036,381	$—	$—	$71,036,381
Short-Term Investments	—	267,488	—	267,488
Total Investments in Securities	$71,036,381	$267,488	$—	$71,303,869

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period AAM S&P 500 High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF did not recognize any transfers to or from Level 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM S&P Emerging Markets High Dividend Value ETF:

	Balance as of 10/31/2021^	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases
Common Stocks	$—	$—	$—	$—
Common Stocks	—	—	—	—
Common Stocks	—	—	—	—
Common Stocks	—	—	—	—
Common Stocks	—	—	—	—

	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2022
Common Stocks	$—	$133,747	$—	$133,747
Common Stocks	—	0	—	0
Common Stocks	—	103,935	—	103,935
Common Stocks	—	64,793	—	64,793
Common Stocks	—	0	—	0

^	As of 10/31/2021, the balances of China Evergrande Group, Mobile TeleSystems PJSC and X5 Retial Group NV were classified as Level 1 securities.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 4/30/2022	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$133,747	Last trade price	Stale Data	1.65 HKD
Common Stocks	0	Market comparable companies	Discount for lack of marketability	$0.00 USD
Common Stocks	103,935	Last trade price	Stale Data	4.42 HKD
Common Stocks	64,793	Last trade price	Stale Data	4.58 HKD
Common Stocks	0	Market comparable companies	Discount for lack of marketability	$0.00 USD

*

Table presents information for five securities. China Evergrande Group has been valued between 1.16 and 2.93 HKD per share throughout the period. Mobile TeleSystems PJSC has been valued between $0.00 and $9.27 per share throughout the period. Shimao Group Holdings, Ltd. has been valued between 3.56 and 6.70 HKD per share throughout the period. Sunac China Holdings, Ltd. has been valued between 3.67 and 10.98 HKD per share throughout the period. X5 Retail Group NV has been valued between $0.00 and $34.73 per share throughout the period.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any,

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year/period ended October 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$(2,935,584)	$2,935,584
AAM S&P Emerging Markets High Dividend Value ETF	$(652,299)	$652,299
AAM S&P Developed Markets High Dividend Value ETF	$(104,550)	$104,550
AAM Low Duration Preferred and Income Securities ETF	$(516,985)	$516,985
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	$(28,872)	$28,872

During the year/period ended October 31, 2021, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 High Dividend Value ETF	$2,943,154
AAM S&P Emerging Markets High Dividend Value ETF	$652,299
AAM S&P Developed Markets High Dividend Value ETF	$104,550
AAM Low Duration Preferred and Income Securities ETF	$566,157
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	$28,872

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC serves as the sub-adviser for AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF. Bahl & Gaynor, Inc. serves as the sub-adviser for AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

AAM S&P 500 High Dividend Value ETF	0.29%
AAM S&P Emerging Markets High Dividend Value ETF	0.49%
AAM S&P Developed Markets High Dividend Value ETF	0.39%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.60%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$24,232,570	$24,078,474
AAM S&P Emerging Markets High Dividend Value ETF	4,510,890	4,659,945
AAM S&P Developed Markets High Dividend Value ETF	1,120,510	1,138,801
AAM Low Duration Preferred and Income Securities ETF	129,721,944	127,978,812
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	4,377,927	4,369,989

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$14,011,887	$—
AAM S&P Emerging Markets High Dividend Value ETF	—	—
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	75,227,170	8,446,902
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	73,804,637	4,105,705

During the current fiscal period AAM S&P Emerging Markets High Dividend Value ETF had a trade error during a regularly scheduled rebalance. This resulted in a loss to the Fund in the amount of $47,299 which was subsequently reimbursed to the Fund by the Sub-Adviser.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2021 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$42,952,500	$8,078,188	$2,363,598
Gross tax unrealized appreciation	$4,778,621	$385,220	$185,266
Gross tax unrealized depreciation	(2,100,994)	(707,408)	(150,378)
Net tax unrealized appreciation (depreciation)	2,677,627	(322,188)	34,888
Undistributed ordinary income	3,509	62,192	4,570
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(3,612,010)	(732,247)	(285,806)
Distributable earnings (accumulated deficit)	$(930,874)	$(992,243)	$(246,348)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Tax cost of investments	$99,809,654	$6,816,584
Gross tax unrealized appreciation	$849,676	$168,283
Gross tax unrealized depreciation	(778,172)	(236,554)
Net tax unrealized appreciation (depreciation)	71,504	(68,271)
Undistributed ordinary income	—	47
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(381,364)	(1,299)
Distributable earnings (accumulated deficit)	$(309,860)	$(69,523)

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, partnerships and passive foreign investment companies (“PFIC”).

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2021, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2021, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$225,689	$3,386,322
AAM S&P Emerging Markets High Dividend Value ETF	191,668	526,610
AAM S&P Developed Markets High Dividend Value ETF	130,137	155,669
AAM Low Duration Preferred and Income Securities ETF	381,364	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	1,299	—

During the year/period ended October 31, 2021, the Funds utilized the following short-term capital loss carryforward that was available as of October 31, 2020:

AAM S&P 500 High Dividend Value ETF	$1,358,178
AAM S&P Emerging Markets High Dividend Value ETF	276,755
AAM S&P Developed Markets High Dividend Value ETF	141,555
AAM Low Duration Preferred and Income Securities ETF	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	N/A

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The tax character of distributions declared by the Funds during the year/period ended October 31, 2021, were as follows:

	Year/Period Ended October 31, 2021
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,144,279	$—
AAM S&P Emerging Markets High Dividend Value ETF	340,332	—
AAM S&P Developed Markets High Dividend Value ETF	102,252	—
AAM Low Duration Preferred and Income Securities ETF	1,403,869	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	16,600	—

	Year/Period Ended October 31, 2020
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,317,853	$—
AAM S&P Emerging Markets High Dividend Value ETF	253,796	—
AAM S&P Developed Markets High Dividend Value ETF	97,167	—
AAM Low Duration Preferred and Income Securities ETF	117,674	—

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM S&P 500 High Dividend Value ETF	$250
AAM S&P Emerging Markets High Dividend Value ETF	1,000
AAM S&P Developed Markets High Dividend Value ETF	500
AAM Low Duration Preferred and Income Securities ETF	500
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	250

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2022 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,046.20	$1.47
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.36	$1.45

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 974.20	$2.40
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.36	$2.46

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 954.30	$1.89
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.86	$1.96

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2022 (Unaudited) (Continued)

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 934.70	$2.16
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(5)
Actual	$1,000.00	$ 925.20	$2.86
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.82	$3.01

(5)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM ETFs

Approval of Sub-Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Advisors Asset Management, Inc. (the “Adviser”), Vident Investment Advisory, LLC (the “Sub-Adviser”), and the Trust, on behalf of the AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, and AAM Low Duration Preferred and Income Securities ETF (each, a “Fund” and, collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each applicable Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its evaluation of the Sub-Adviser’s fees and other aspects of the Sub-Advisory Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to each Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the

AAM ETFs

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2021. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses. The Board noted that, for the one-year period, each Fund performed in-line with its underlying index, before fees and expenses, except that the AAM S&P Emerging Markets High Dividend Value ETF’s underperformed its underlying index as result of portfolio rebalancing costs and the cost of foreign capital gains not incurred by the underlying index.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee for each Fund reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.

AAM ETFs

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2021, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	94.87%
AAM S&P Emerging Markets High Dividend Value ETF	62.82%
AAM S&P Developed Markets High Dividend Value ETF	97.44%
AAM Low Duration Preferred and Income Securities ETF	59.87%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2021 was as follows:

AAM S&P 500 High Dividend Value ETF	96.43%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	58.37%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	—
AAM S&P Emerging Markets High Dividend Value ETF	$73,999	$0.21143	100.00%
AAM S&P Developed Markets High Dividend Value ETF	$13,135	$0.13135	100.00%
AAM Low Duration Preferred and Income Securities ETF	$—	$—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	$—	$—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aamlive.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

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Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Sub-Adviser

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Index Provider

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, New York 10041

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Symbol – SMIG

CUSIP – 26922B832

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/8/2022

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/8/2022

* Print the name and title of each signing officer under his or her signature.